Document and Entity Information	Sep. 04, 2026
Cover [Abstract]
Entity Registrant Name	GENUINE PARTS CO
Amendment Flag	false
Entity Central Index Key	0000040987
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Incorporation State Country Code	GA
Entity File Number	001-05690
Entity Tax Identification Number	58-0254510
Entity Address, Address Line One	2999 WILDWOOD PARKWAY
Entity Address, City or Town	ATLANTA
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(678)
Local Phone Number	934-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	GPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false